Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of income statement [Line Items]
Depreciation and amortization expenses	¥ 444,181	$ 70,177	¥ 478,160	¥ 469,435
Cost of sales [Member]
Disclosure of income statement [Line Items]
Depreciation and amortization expenses	307,102	48,520	322,289	319,962
Research and development expenses [Member]
Disclosure of income statement [Line Items]
Depreciation and amortization expenses	48,291	7,630	56,812	58,204
Selling, general and administrative expenses [Member]
Disclosure of income statement [Line Items]
Depreciation and amortization expenses	¥ 88,788	$ 14,027	¥ 99,059	¥ 91,269